Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues		¥ 399,914,964	$ 57,187,079	¥ 342,557,920	¥ 304,852,971
Cost of revenues		347,632,853	49,710,837	294,863,867	266,131,202
Gross profit		52,282,111	7,476,242	47,694,053	38,721,769
Operating expenses:
Sales and marketing expenses (including related party amounts of nil, nil and RMB1,172,706 (US$167,695) for the years ended December 31, 2023, 2024 and 2025, respectively)		96,214,406	13,758,477	56,366,433	43,678,681
General and administrative expenses		59,729,352	8,541,184	11,878,335	12,314,018
Research and development expenses		12,864,656	1,839,621	3,002,040	3,370,945
Impairment loss on long-lived assets		2,108,517	301,514	2,238,525	1,107,027
Impairment loss on long-term investment					500,000
Total operating expenses		170,916,931	24,440,796	73,485,333	60,970,671
Loss from operations		(118,634,820)	(16,964,554)	(25,791,280)	(22,248,902)
Other expense, net:
Other income		496,122	70,945	1,238,538	163,622
Other expense		(60,325)	(8,625)	(37,608)	(1,336,595)
Interest expense (including related party amounts of RMB9,900,417, RMB8,621,249 and RMB8,118,160 (US$1,160,881) for the year ended December 31, 2023, 2024 and 2025, respectively)		(12,885,122)	(1,842,548)	(12,964,584)	(13,849,119)
Government grants		152,599	21,821	189,500	321,573
Total other expense, net		(12,296,726)	(1,758,407)	(11,574,154)	(14,700,519)
Loss before income tax		(130,931,546)	(18,722,961)	(37,365,434)	(36,949,421)
Income tax expense		(375)	(54)
Net loss		(130,931,921)	(18,723,015)	(37,365,434)	(36,949,421)
Accretion to redemption value of mezzanine equity		(81,648,716)	(11,675,611)	(105,969,614)	(108,440,354)
Less: Net income (loss) attributable to noncontrolling interests		(1,520)	(217)	25,878	1,057
Net loss attributable to the Pomdoctor Limited’s ordinary shareholders		(212,579,117)	(30,398,409)	(143,360,926)	(145,390,832)
Net loss		(130,931,921)	(18,723,015)	(37,365,434)	(36,949,421)
Other comprehensive loss:
Foreign currency translation adjustments, net of nil income taxes		(1,747,229)	(249,850)	(5,231)
Total comprehensive loss		(132,679,150)	(18,972,865)	(37,370,665)	(36,949,421)
Less: comprehensive income (loss) attributable to noncontrolling interests		(1,520)	(217)	25,878	1,057
Comprehensive loss attributable to the Pomdoctor Limited’s ordinary shareholders		¥ (214,326,346)	$ (30,648,259)	¥ (143,366,157)	¥ (145,390,832)
Loss per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (21.96)	$ (3.14)	¥ (22.72)	¥ (23.04)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (21.96)	$ (3.14)	¥ (22.72)	¥ (23.04)
Weighted average number of ordinary shares outstanding*
Basic (in Shares)	[1]	9,680,622	9,680,622	6,310,198	6,310,198
Diluted (in Shares)	[1]	9,680,622	9,680,622	6,310,198	6,310,198
Third Parties
Net revenues		¥ 399,359,702	$ 57,107,678	¥ 341,328,781	¥ 304,729,898
Related Party
Net revenues		¥ 555,262	$ 79,401	¥ 1,229,139	¥ 123,073

[1]	Ordinary shares and share data have been retroactively restated to give effect to the nominal share issuance for the Reorganization completed on August 8, 2024 (Note 1).